Government Incentives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Government Incentives
Government grants received	$ 1,323,000	$ 1,872,000	$ 4,898,000
Reduction to research and development expenses	$ 876,000	$ 1,269,000	$ 3,664,000